United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 12/31/2009

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     2/2/2010
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  1 = Schafer Cullen
Form 13F Information Table Entry Total: 100
Form 13F Information Table Entry Total: 185746
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     5502         66550 SH       Sole                              66550
                                                                82           990 SH       Defined 01                          990
A F L A C Inc.                 COM              001055102     3987         86196 SH       Sole                              86196
Abbott Laboratories            COM              002824100      229          4248 SH       Sole                               4248
Adobe Systems                  COM              00724F101      925         25155 SH       Sole                              25155
Alberto Culver                 COM              013068101     1434         48972 SH       Sole                              48972
American Express Company       COM              025816109      875         21600 SH       Sole                              21600
Apache Corporation             COM              037411105      711          6895 SH       Sole                               6895
Aqua America                   COM              03836w103      263         15020 SH       Sole                              15020
Artesian Resources Corp.  Clas COM              043113208      872         47611 SH       Sole                              47611
Automatic Data Processing      COM              053015103     4598        107371 SH       Sole                             107371
BP plc                         COM              055622104     1303         22474 SH       Sole                              22474
                                                                10           180 SH       Defined 01                          180
Berkshire Hathaway Class B     COM              084670207     2126           647 SH       Sole                                647
Best Buy Company, Inc.         COM              086516101      943         23890 SH       Sole                              23890
Boeing Co.                     COM              097023105     4709         86992 SH       Sole                              86992
                                                                 8           150 SH       Defined 01                          150
Bristol Myers Squibb Co.       COM              110122108      340         13461 SH       Sole                              13461
                                                                86          3400 SH       Defined 01                         3400
CBS                            COM              124857202      168         11943 SH       Sole                              11943
Church and Dwight Company Inc. COM              171340102      261          4325 SH       Sole                               4325
Colgate Palmolive              COM              194162103     3644         44355 SH       Sole                              44355
ConocoPhillips                 COM              20825C104      901         17651 SH       Sole                              17651
                                                                53          1040 SH       Defined 01                         1040
Cooper Industries PLC F        COM              G24182100     4119         96609 SH       Sole                              96609
Diageo PLC                     COM              25243Q205     3145         45306 SH       Sole                              45306
                                                                71          1020 SH       Defined 01                         1020
Disney Co.                     COM              254687106     4760        147607 SH       Sole                             147607
                                                                69          2150 SH       Defined 01                         2150
Dow Chemical Co                COM              260543103      528         19115 SH       Sole                              19115
DuPont                         COM              263534109     4223        125421 SH       Sole                             125421
EMC Corp                       COM              268648102     1657         94846 SH       Sole                              94846
Exponent Inc                   COM              30214u102      549         19725 SH       Sole                              19725
Exxon Mobil Corp.              COM              30231g102     6937        101732 SH       Sole                             101732
FMC Technologies Inc           COM              30249u101      958         16560 SH       Sole                              16560
Federal National Mortgage Asso COM              313586109       12         10060 SH       Sole                              10060
Fedex Corporation              COM              31428X106     5838         69956 SH       Sole                              69956
                                                                68           820 SH       Defined 01                          820
Fortune Brands Inc.            COM              349631101     1952         45179 SH       Sole                              45179
Freddie Mac                    COM              313400301       15         10060 SH       Sole                              10060
General Electric Co.           COM              369604103     3754        248126 SH       Sole                             248126
                                                                 5           350 SH       Defined 01                          350
Glaxo Smithkline PLC ADR       COM              37733W105     3587         84903 SH       Sole                              84903
                                                                65          1530 SH       Defined 01                         1530
H.J. Heinz Co.                 COM              423074103     2743         64152 SH       Sole                              64152
                                                                 8           190 SH       Defined 01                          190
Harley Davidson                COM              412822108      304         12055 SH       Sole                              12055
Hershey Company                COM              427866108      306          8550 SH       Sole                               8550
Hewlett Packard                COM              428236103      221          4297 SH       Sole                               4297
                                                                77          1495 SH       Defined 01                         1495
Home Depot, Inc.               COM              437076102     4050        139988 SH       Sole                             139988
Illinois Tool Works Inc        COM              452308109     1836         38261 SH       Sole                              38261
International Business Machine COM              459200101     8015         61231 SH       Sole                              61231
J P Morgan Chase & Co.         COM              46625h100     5266        126378 SH       Sole                             126378
                                                                70          1680 SH       Defined 01                         1680
Johnson & Johnson, Inc.        COM              478160104     7828        121539 SH       Sole                             121539
                                                                73          1130 SH       Defined 01                         1130
Kimberly Clarke Corp           COM              494368103      351          5504 SH       Sole                               5504
                                                                80          1260 SH       Defined 01                         1260
Laboratory Corp Amer Hldg      COM              50540R409     2366         31610 SH       Sole                              31610
Limited Brands Inc.            COM              532716107      366         19025 SH       Sole                              19025
Logitech Intl S A New F        COM              h50430232      196         11440 SH       Sole                              11440
Mc Donalds Corp.               COM              580135101     3742         59937 SH       Sole                              59937
McAfee, Inc                    COM              579064106      823         20290 SH       Sole                              20290
McCormick & Co.                COM              579780206     3612         99968 SH       Sole                              99968
Medtronic Inc.                 COM              585055106     2321         52774 SH       Sole                              52774
Merck & Company Inc. New       COM              589331107      386         10576 SH       Sole                              10576
Microsoft                      COM              594918104     7649        250965 SH       Sole                             250965
                                                                 3           110 SH       Defined 01                          110
Pepsico Inc                    COM              713448108     5188         85324 SH       Sole                              85324
Pfizer                         COM              717081103     1714         94210 SH       Sole                              94210
Pinnacle West Capital Corp     COM              723484101      796         21760 SH       Sole                              21760
Procter & Gamble               COM              742718109     3926         64753 SH       Sole                              64753
Progressive Corp               COM              743315103     1098         61061 SH       Sole                              61061
RPM Inc.                       COM              749685103     5734        282033 SH       Sole                             282033
Resmed Inc.                    COM              761152107      253          4845 SH       Sole                               4845
Reynolds American Inc.         COM              761713106      514          9700 SH       Sole                               9700
Royal Dutch Shell ADR          COM              780259107      207          3445 SH       Sole                               3445
Shaw Group Inc                 COM              820280105     1831         63700 SH       Sole                              63700
South Jersey Industries        COM              838518108     2700         70720 SH       Sole                              70720
Southern Company               COM              842587107     5537        166190 SH       Sole                             166190
Stryker Corp.                  COM              863667101     2409         47825 SH       Sole                              47825
Tiffany & Co.                  COM              886547108      487         11325 SH       Sole                              11325
UGI Corp                       COM              902681105     1674         69215 SH       Sole                              69215
Under Armour Inc. Class A      COM              904311107      417         15280 SH       Sole                              15280
Unilever NV New York           COM              904784709      159          4913 SH       Sole                               4913
                                                                82          2540 SH       Defined 01                         2540
Unitedhealth Group Inc.        COM              91324P102      693         22720 SH       Sole                              22720
Valley National Bancorp        COM              919794107     2613        184928 SH       Sole                             184928
Verizon Communications         COM              92343v104     4288        129439 SH       Sole                             129439
                                                                70          2100 SH       Defined 01                         2100
Viacom Class B                 COM              92553p201      229          7690 SH       Sole                               7690
Wal Mart                       COM              931142103     1237         23150 SH       Sole                              23150
General Growth Properties, Inc COM              370021107      292         25241 SH       Sole                              25241
UMH Properties Inc.            COM              903002103      509         60040 SH       Sole                              60040
Washington Real Estate Investm COM              939653101     3514        127549 SH       Sole                             127549
IShares Barclays Tips Bond Fun 1-3 YR TRS Bd    464287176     3500         33683 SH       Sole                              33683
Vanguard Bd Index Fd Short Ter 1-3 YR TRS Bd    921937827      249          3135 SH       Sole                               3135
IShares S&P US Preferred Stock STK IDX          464288687     3578         97486 SH       Sole                              97485
Duff & Phelps Utility Income F                  23325p104     1211        135335 SH       Sole                             135335